Item 1: Report to Shareholders

Total Equity Market Index Fund	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Large-cap U.S. stocks generally declined in the first half of 2005, as modest second-quarter gains were not enough to offset first-quarter losses. Some small- and mid-cap indexes fared better than large-cap benchmarks and produced slight gains for the six-month period. Nevertheless, the market’s attempts to advance were hindered by concerns about the pace of economic growth amid surging oil prices—which reached $60 per barrel in late June—and rising short-term interest rates.

MARKET ENVIRONMENT

Economic conditions were mostly favorable in the first half of 2005. Although the manufacturing sector decelerated somewhat, the economy expanded at a steady pace. New job growth continued at a reasonable rate, the unemployment rate hovered slightly above 5%, and inflation remained contained, despite skyrocketing oil prices.

Relatively low interest rates continued to provide a helpful stimulus to the economy. Although money market and short-term bond yields increased as the Federal Reserve raised the fed funds target rate, long-term interest rates unexpectedly declined. The result was a flattening of the Treasury yield curve, which currently indicates that long-term Treasury yields are not much higher than short-term yields.

Large-cap U.S. stocks generally declined through April amid fears of slower economic growth accompanied by higher inflation. However, Federal Reserve officials assuaged investor worries by asserting that the economy was on a “reasonably firm footing” and that “underlying inflation remains contained.” Brisk merger activity and generally favorable corporate earnings news helped lift stocks in the second quarter, though a late-June spike in oil prices and prospects for the central bank to continue raising the overnight federal funds target rate—which has already risen from 1.00% to 3.25% over the last 12 months—capped the market’s advance.

Large-cap shares, as measured by the S&P 500 Stock Index, returned -0.81% versus 2.19% for the Dow Jones Wilshire 4500 Completion Index, a broad benchmark for small- and mid-cap stocks. As measured by various Russell indexes, value stocks outperformed their growth counterparts across all market capitalizations.

WILSHIRE 5000 RETURNS BY SECTOR

Periods Ended 6/30/05	6 Months	12 Months
Consumer Discretionary	-3.81%	8.26%
Consumer Staples	0.27	2.59
Energy	20.63	40.82
Financials	-1.60	8.82
Health Care	4.53	5.18
Industrials and Business Services	-3.52	6.68
Information Technology	-5.13	-2.28
Materials	-7.48	6.41
Telecommunication Services	-2.81	11.89
Utilities	14.36	35.68

The market for initial public offerings (IPOs) was relatively quiet in the first half of the year, though activity picked up in recent months. Fewer than 100 companies went public in the last six months, according to data from Dealogic and Thomson Financial. Nevertheless, the universe of publicly traded companies based in the U.S., as measured by the Dow Jones Wilshire 5000 Composite Index, continued to shrink in the last six months. One likely reason is brisk merger and acquisition activity; another may be insufficient trading activity involving shares of some of the smallest companies. As of June 30, there were 4,905 companies in the index versus 4,971 at the end of 2004.

SECTOR PERFORMANCE

In the U.S. stock market, as measured by the Wilshire 5000, energy stocks and utilities produced vigorous gains and far surpassed other sectors in the last six months. Health care was also modestly higher. The materials and information technology sectors performed worst, but stocks in the consumer discretionary and industrials and business services sectors also struggled.

EQUITY INDEX 500 FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Equity Index 500 Fund	-0.95%	6.02%
S&P 500 Stock Index	-0.81	6.32

Your fund returned -0.95% in the last six months and 6.02% for the 12-month period ended June 30, 2005. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The fund usually lags slightly due to annual operating and management expenses.

Energy stocks (8.8% of equities as of June 30) produced outstanding results as oil prices extended last year’s ascent into the first half of 2005. Nearly every energy holding appreciated in value, and many were among our largest contributors to performance. The largest was ExxonMobil, which gained 13% amid rising oil prices and following better-than-expected earnings in the fourth quarter of 2004. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Utility stocks (3.5% of equities) also extended last year’s brisk performance, led by electric utilities. One of our top contributors in this segment was Exelon, which advanced 18%. Independent power producers also performed well, especially TXU Corporation, whose shares surged 30% as its energy division benefited from rising natural gas prices. Gas utility companies trailed.

In the health care sector (13.4% of equities), gains were driven by providers and service companies. UnitedHealth Group, a high-quality, diversified, national managed care provider, was our best holding in the sector. Shares of WellPoint, HCA, and Aetna also performed very well. Pharmaceutical stocks were mixed, as weakness in Merck and Schering-Plough offset gains in Pfizer and Johnson & Johnson. Biotechnology and health care equipment and supply companies generally declined, though Gilead Sciences and Medtronic contributed to our results.

On the downside, information technology shares (15.2% of equities) detracted the most in the last six months. Nearly every underlying industry declined, but semiconductor-related stocks produced gains, thanks primarily to strength in Intel and Texas Instruments. Software stocks were dragged lower by weakness in industry giant Microsoft, but makers of computers and peripherals performed worst, led by IBM, which reported lower-than-expected first-quarter earnings and which tumbled more than 24% in the first half. Hewlett-Packard, however, bucked the negative trend as the company replaced CEO Carly Fiorina and began focusing on increasing its profitability.

Consumer discretionary stocks (11.4% of equities) generally fell, though multi-line retailers J.C. Penney, May Department Stores, and Nordstrom performed very well. Media stocks continued to struggle across the board, especially Time Warner and Viacom, while automobile stocks Ford Motor and GM suffered from weakening sales and credit rating downgrades. Specialty retailers were mixed, as gains in Best Buy and Office Depot were offset by weak performance of Home Depot. Toys R Us performed well, however, after the company received a buy-out offer from two private equity firms and a real estate developer.

PORTFOLIO CHARACTERISTICS

Extended
	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Market Cap
(Investment-
Weighted Median)	$48.8 billion	$25.0 billion	$2.6 billion

Earnings Growth
Rate Estimated
Next 5 Years *	11.2%	11.3%	14.4%

P/E Ratio (Based
on Next 12 Months’
Estimated Earnings) *	15.4X	15.8X	17.5X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

Most major underlying industries in the financial sector (20.3% of equities) declined in the last six months. Real estate-related companies outperformed, however, especially Simon Property Group and Equity Office Properties, which benefited from the booming real estate market. Insurance stocks also held up well, with Prudential and Allstate producing good returns, though shares of American International Group suffered amid regulatory scrutiny of its accounting practices. Commercial banks did worst, especially Bank of America and Wachovia. Brokerage stocks and asset managers also struggled, though Lehman Brothers and Franklin Resources traded higher.

The industrials and business services sector (11.2% of equities) also detracted substantially from our performance. Industrial conglomerates GE, 3M, and Tyco International were responsible for a large portion of the sector’s weakness. Machinery stocks also struggled amid fears that slower economic growth would hurt the earnings of these cyclical companies. On the plus side, aerospace and defense firms gained altitude, led by Boeing and Lockheed Martin.

Standard & Poor’s authorized only three changes to the composition of the S&P 500 in the last six months, two of which stemmed from mergers. Adolph Coors, which was acquired by Canadian brewer Molson, was replaced by Molson Coors Brewing; Sears, Roebuck & Co., which merged with K-Mart, was replaced by Sears Holdings; and Power-One was supplanted by National Oilwell Varco.

TOTAL EQUITY MARKET INDEX FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Total Equity Market Index Fund	-0.08%	8.11%
Dow Jones Wilshire 5000
Composite Index *	0.02	8.39

* Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned -0.08% in the last six months and 8.11% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 5000 Composite Index in both periods, as shown in the table, but slightly lagged due to annual operating and management expenses.

Because the Wilshire 5000 includes more than 4,900 publicly traded companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies in an attempt to match the performance of the index. We manage the portfolio so that its characteristics—including sector allocations and price/earnings ratio—closely resemble those of the index. At the end of June, the fund owned stocks of approximately 2,000 companies.

SECTOR DIVERSIFICATION

Percent of			Extended
Equities	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Consumer
Discretionary	11.4%	13.4%	18.5%
Consumer Staples	10.1	9.1	4.9
Energy	8.8	8.3	6.9
Financials	20.3	21.3	24.9
Health Care	13.4	13.0	12.3
Industrials and Business
Services	11.2	10.3	9.2
Information
Technology	15.2	15.3	14.5
Materials	2.9	3.1	3.7
Telecommunication
Services	3.2	2.8	2.0
Utilities	3.5	3.4	3.1

Note: The numbers in this table may not match the sector percentages in each fund’s portfolio of investments, which are calculated as a percentage of net assets.

In general, what was true about the performance of the Equity Index 500 Fund in the last six months was also true for this fund: energy, health care, and utilities were the sectors that contributed the most to fund performance, while the information technology, financial, consumer discretionary, and industrials and business services sectors detracted the most. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents about 74% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar, as shown in the Sector Diversification table above.

EXTENDED EQUITY MARKET INDEX FUND
PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Extended Equity Market
Index Fund	2.11%	14.10%
Dow Jones Wilshire 4500
Completion Index *	2.19	14.49

* Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned 2.11% in the last six months and 14.10% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 4500 Completion Index in both periods, as shown in the table, but lagged slightly due to annual operating and management expenses.

The index includes more than 4,400 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) in an attempt to match the performance of the index. At the end of June, the fund held nearly 2,500 names.

The energy sector (6.9% of equities as of June 30) contributed the most to fund performance in the last six months. Most of our holdings produced gains. Premcor and Murphy Oil led the oil and gas industry, while GlobalSantaFe and Diamond Offshore Drilling were our top contributors in the energy equipment and services industry. Utilities (3.1% of equities) also advanced in the last six months. Gas and electric utilities fared best; water utilities trailed, though Aqua America performed fairly well. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Health care stocks (12.3% of equities) performed very well. Providers and services companies paced the sector’s advance, especially Coventry Health Care, Triad Hospitals, and WellChoice. Biotechnology stocks were fairly lackluster, but Genentech and Celgene were exceptions. Health care equipment and supply companies and pharmaceutical shares were mostly flat.

Consumer discretionary shares (18.5% of equities) made a small contribution to our results in the first half of the year. Specialty retailers did best, led by Chico’s and Abercrombie & Fitch, but PETsMART and Petco were disappointing. In the household durables industry, homebuilders were some of our top contributors to performance, especially Toll Brothers and D.R. Horton, but audio equipment maker Harman International Industries performed poorly. Media stocks struggled, particularly Liberty Media and DIRECTV, though Cablevision Systems and Fox Entertainment Group were two of our largest contributors.

Information technology shares (14.5% of equities) detracted the most from our results in the last six months. Most underlying industries declined, with communications equipment, electronics equipment, and semiconductor stocks among the weakest segments. Internet software and services stocks did best, primarily because of stellar performance of Google, a provider of Web search and online advertising services.

Stocks in the materials sector (3.7% of equities), which produced good returns in 2004, faltered in the first half of 2005 amid concerns that a slowing economy would dent the earnings of these cyclical companies. Chemical companies fared worst. Metals and mining stocks also stumbled, with AK Steel and Steel Dynamics among our worst performers. Construction materials companies held up best, benefiting from the robust real estate market.

Financial stocks (24.9% of equities) generally declined in the last six months. Commercial banks paced the sector’s decline. Thrifts and mortgage finance companies also detracted from our performance. On the plus side, real estate investment trusts (REITs) outperformed, as the real estate market remained hot and investors found REIT yields appealing in an environment of relatively low interest rates. Companies tied to the capital markets also outperformed other financial industries, led by Legg Mason. Online brokerage firm AmeriTrade also performed well: E*Trade initially sought to acquire the company, but AmeriTrade chose instead to purchase TD Waterhouse from Toronto-Dominion Bank.

Industrial and business services stocks (9.2% of equities) also detracted from our performance. Electrical equipment companies faltered, and airline stocks were grounded by record oil prices. Air freight and logistics companies, as well as road and rail stocks, also struggled amid high fuel costs, and machinery stocks were disabled by fears of slower economic growth. Favorable performance of aerospace and defense names helped to limit the losses in the sector, with United Defense Industries among the fund’s largest contributors to performance.

OUTLOOK

The economy is likely to continue expanding this year, despite elevated oil prices, and short-term interest rates are likely to keep rising. Fundamentals in corporate America are generally sound, but unless corporate profit growth remains vigorous, stocks could have difficulty making progress until the Fed signals that rates are at or near a neutral level that neither stimulates nor stifles economic growth.

Although macroeconomic factors are a major influence on the stock market, we are not preoccupied with discerning how individual stocks, sectors, or the market as a whole will react to the latest economic data, interest rate trends, or corporate developments. Our goal is to closely track the broad equity market indexes with the assets you have entrusted to us. Thank you for your support in this endeavor.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee,
Equity Index 500 Fund and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

July 14, 2005

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

PROSPECTUS UPDATE

This updates the Total Equity Market Index Fund’s prospectus dated May 1, 2005. The Portfolio Management paragraph in Section 3 of the prospectus is amended to reflect the following change:

Effective May 2005, Ken D. Uematsu became co-chairman of the Total Equity Market Index Fund’s Investment Advisory Committee. Mr. Uematsu, who joined T. Rowe Price in 1997, is an assistant vice president of T. Rowe Price Associates, Inc., a quantitative analyst in the Systematic Equity Group, and a vice president and Investment Advisory Committee member for the Equity Index 500 and Extended Equity Market Index Funds.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

THE EVOLVING S&P 500 STOCK INDEX

Changes in the index in 2005
Additions	Deletions
Sears Holdings Corp.	Sears, Roebuck & Co.
National Oilwell Varco	Power-One
Molson Coors Brewing	Adolph Coors

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/05
Equity Index 500 Fund
GE	3.2
ExxonMobil	3.2
Microsoft	2.2
Citigroup	2.1
Pfizer	1.8
Johnson & Johnson	1.7
Bank of America	1.6
Intel	1.4
Wal-Mart	1.4
American International Group	1.3
Altria Group	1.2
Procter & Gamble	1.1
J.P. Morgan Chase	1.1
Cisco Systems	1.1
IBM	1.1
Chevron	1.0
Wells Fargo	0.9
Dell	0.8
Verizon Communications	0.8
Coca-Cola	0.8
PepsiCo	0.8
Home Depot	0.7
ConocoPhillips	0.7
SBC Communications	0.7
Time Warner	0.7
Total	33.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Total Equity Market Index Fund
ExxonMobil	2.4%
GE	2.4
Microsoft	1.8
Citigroup	1.6
Pfizer	1.4
Wal-Mart	1.3
Johnson & Johnson	1.3
Bank of America	1.2
Intel	1.1
American International Group	1.0
Procter & Gamble	0.9
Altria Group	0.9
Berkshire Hathaway	0.8
Cisco Systems	0.8
J.P. Morgan Chase	0.8
IBM	0.8
Chevron	0.8
Wells Fargo	0.7
Coca-Cola	0.7
Dell	0.6
Verizon Communications	0.6
PepsiCo	0.6
Home Depot	0.6
Genentech	0.5
Google	0.5
Total	26.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Extended Equity Market Index Fund
Berkshire Hathaway	3.2%
Genentech	2.1
Google	2.1
Kraft Foods	1.4
Liberty Media	0.7
DIRECTV	0.5
IAC/InterActiveCorp	0.4
Genworth Financial	0.4
Juniper Networks	0.3
Amazon.com	0.3
Las Vegas Sands	0.3
Liberty Global	0.3
MGM Mirage	0.3
Legg Mason	0.3
Vornado Realty Trust	0.3
UnionBancal	0.2
Murphy Oil	0.2
Enterprise Products Partners	0.2
Chicago Mercantile Exchange Holdings	0.2
Cablevision Systems	0.2
Lennar	0.2
GlobalSantaFe	0.2
Royal Caribbean Cruises	0.2
General Growth Properties	0.2
MCI	0.2
Total	14.9%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Periods Ended 6/30/05	1 Year	5 Years	10 Years

Equity Index 500 Fund	6.02%	-2.64%	9.64%

S&P 500 Stock Index	6.32	-2.37	9.94

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price repre-
sentative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Total Equity Market Index Fund	8.11%	-1.47%	4.65%
Dow Jones Wilshire 5000 Composite Index	8.39	-1.25	4.77
Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Extended Equity Market Index Fund	14.10%	1.52%	6.74%
Dow Jones Wilshire 4500 Completion Index	14.49	1.75	6.85
Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.
Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$990.50	$1.73
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.06	1.76
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$999.20	$1.98
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$1,021.10	$2.00
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half year-period.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$12.80	$11.55	$8.91	$11.44	$13.02	$14.77

Investment activities
Net investment
income (loss)	0.08	0.17	0.12	0.11	0.11	0.12
Net realized and
unrealized gain (loss)	(0.09)	1.24	2.64	(2.53)	(1.57)	(1.64)

Total from
investment activities	(0.01)	1.41	2.76	(2.42)	(1.46)	(1.52)

Distributions
Net investment income	–	(0.16)	(0.12)	(0.11)	(0.11)	(0.11)
Net realized gain	–	–	–	–	(0.01)	(0.12)

Total distributions	–	(0.16)	(0.12)	(0.11)	(0.12)	(0.23)

NET ASSET VALUE
End of period	$12.79	$12.80	$11.55	$8.91	$11.44	$13.02

Ratios/Supplemental Data
Total return^	(0.08)%	12.22%	31.02%	(21.16)%	(11.20)%	(10.33)%
Ratio of total expenses to
average net assets	0.40%†	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment
income (loss) to average
net assets	0.63%†	1.44%+	1.28%	1.13%	0.98%	0.85%
Portfolio turnover rate	4.3%†	5.2%	2.3%	5.6%	8.6%	7.6%
Net assets, end of period
(in thousands)	$357,858	$356,015	$293,967	$167,680	$197,775	$206,058

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
†	Annualized
** Per share amounts calculated using average shares outstanding method.
+	Includes the effect of a one-time special dividend (0.24% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 97.5%

CONSUMER DISCRETIONARY 13.1%
Auto Components 0.3%
American Axle & Manufacturing Holdings §	2,300	58
Arvinmeritor	1,700	30
Bandag §	800	37
Borg-Warner	1,500	81
Cooper Tire §	2,500	46
Dana	3,400	51
Delphi	13,514	63
Gentex §	3,600	66
Goodyear Tire & Rubber *§	5,100	76
Johnson Controls	4,500	254
Lear	1,600	58
Modine Manufacturing	1,500	49
Standard Motor Products §	2,000	26
TRW *	2,300	56
Visteon §	8,286	50
		1,001
Automobiles 0.4%
Fleetwood *§	3,800	38
Ford Motor §	42,561	436
GM §	13,052	444
Harley-Davidson	7,000	347
Thor Industries	1,800	57
Winnebago §	1,800	59
		1,381
Distributors 0.1%
Genuine Parts	4,300	177
Handleman	2,500	41
		218
Diversified Consumer Services 0.4%
Apollo Group, Class A *	4,025	315
Bright Horizons Family Solutions *§	1,600	65
Career Education *	2,400	88
Corinthian Colleges *§	2,000	25
Devry *	1,700	34
Education Management *	1,900	64
H&R Block	4,300	251
ITT Educational Services *	1,400	75
Laureate *	1,168	56
Matthews International, Class A	1,300	51
Regis	1,200	47
Service Corp. International	8,800	70
ServiceMaster	6,700	90
Sotheby's, Class A *	2,500	34
Stewart Enterprises, Class A	7,000	46
Strayer Education	300	26
Weight Watchers *§	2,500	129
		1,466
Hotels, Restaurants & Leisure 2.0%
Applebee's	2,037	54
Bob Evans Farms	1,700	40
Brinker *	2,050	82
Carnival	15,100	824
CEC Entertainment *	1,300	55
Cedar Fair §	1,300	42
Choice Hotels International	1,700	112
Cracker Barrel §	1,100	43
Darden Restaurants	4,300	142
Gaylord Entertainment *§	1,500	70
Great Wolf Resorts *§	1,700	35
GTECH	3,500	102
Harrah's Entertainment	4,590	331
Hilton	8,372	200
International Game Technology	8,300	234
International Speedway, Class A	1,200	67
Jack In The Box *	1,700	64
John Q Hammons Hotels *	3,500	82
Krispy Kreme *§	3,000	21
Landry's Seafood Restaurant §	1,100	33
Las Vegas Sands *§	8,800	315
Lone Star Steakhouse & Saloon	1,700	52
Marriott, Class A	5,500	375
McDonald's	29,300	813
MGM Mirage *	7,600	301
MTR Gaming Group *	1,900	22
Multimedia Games *§	3,300	36
Outback Steakhouse	1,600	72
Panera Bread, Class A *§	1,200	74
Papa John's International *§	1,000	40
Penn National Gaming *	900	33
PF Chang's China Bistro *§	1,100	65
Rare Hospitality International *	1,400	43
Royal Caribbean Cruises §	4,500	218
Ruby Tuesday §	1,400	36
Ryan's Restaurant Group *	2,000	28
Six Flags *§	5,100	24
Sonic *§	1,400	43
Speedway Motorsports	1,200	44
Starbucks *	9,400	486
Starwood Hotels & Resorts Worldwide, Equity Units	5,200	304
Station Casinos	2,100	139
The Cheesecake Factory *§	2,100	73
Triarc, Class B §	3,000	45
Vail Resorts *	1,800	50
Wendy's	2,900	138
WMS Industries *§	900	30
Wynn Resorts *	2,800	132
Yum! Brands	7,400	385
		7,049
Household Durables 1.1%
American Greetings, Class A	1,500	40
Black & Decker	1,900	171
Blyth Industries	1,500	42
Brillian Corp *§	750	2
Cavco Industries *	1,540	43
Centex	3,300	233
Champion Enterprises *	4,500	45
D. R. Horton	8,360	314
Ethan Allen Interiors §	1,400	47
Fortune Brands	3,300	293
Furniture Brands International §	2,900	63
Harman International	1,700	138
Helen of Troy Limited *§	1,300	33
Hovnanian Enterprises *§	1,700	111
KB Home	2,500	191
Kimball International, Class B §	2,400	32
Knape & Vogt Manufacturing	1,600	19
La-Z-Boy §	2,600	38
Leggett & Platt	4,400	117
Lennar, Class A	3,900	247
Levitt, Class A §	1,475	44
Maytag §	2,700	42
MDC Holdings	945	78
Meritage *	800	64
Mohawk Industries *	1,531	126
Newell Rubbermaid §	6,976	166
NVR *	180	146
Pulte	3,400	286
Rockford Corporation *§	2,100	8
Russ Berrie §	1,900	24
Ryland Group	1,100	83
Skyline	600	24
Snap-On	1,400	48
Standard Pacific	1,000	88
Stanley Furniture §	1,200	30
Stanley Works	1,900	87
Toll Brothers *	1,900	193
Tupperware §	3,100	72
Whirlpool	1,500	105
		3,933
Internet & Catalog Retail 0.4%
Amazon.com *§	9,300	308
Blue Nile *§	1,400	46
eBay *	30,600	1,010
Insight Enterprises *§	1,350	27
J. Jill Group *§	1,100	15
Netflix *§	1,400	23
priceline.com *§	1,450	34
ValueVision International *§	3,200	38
		1,501
Leisure Equipment & Products 0.3%
Action Performance Cos §	1,900	17
Arctic Cat §	1,000	21
Brunswick	2,000	87
Callaway Golf §	1,900	29
Eastman Kodak	7,500	201
Hasbro	4,000	83
K2 *	2,834	36
MarineMax *§	900	28
Marvel Enterprises *§	3,300	65
Mattel	10,700	196
Nautilus Group §	1,475	42
Oakley §	2,900	49
Polaris Industries §	1,100	60
SCP Pool	2,305	81
The Boyds Collection *§	4,000	7
		1,002
Media 3.9%
4Kids Entertainment *§	800	16
ADVO	1,450	46
Arbitron	680	29
Belo Corporation, Class A	1,900	46
Cablevision Systems, Class A *§	5,700	184
Catalina Marketing	1,200	31
Charter Communications, Class A *§	7,700	9
Citadel Broadcasting *	3,100	36
Clear Channel Communications	13,401	415
Comcast, Class A *	52,494	1,612
Cox Radio, Class A *	900	14
Cumulus Media, Class A *	1,406	17
Directv *	31,750	492
Disney	47,700	1,201
Dow Jones	1,700	60
Dreamworks Animation, Class A *	3,000	79
EchoStar Communications, Class A	5,100	154
Emmis Communications *§	1,200	21
Entercom Communications *	1,200	40
Entravision Communications, Class A *§	4,000	31
Gannett	5,900	420
Gemstar TV Guide *	10,100	36
Getty Images *§	1,600	119
Gray Communications Systems	1,900	23
Harte-Hanks	1,900	56
Hearst-Argyle Television §	1,700	42
Hollinger International §	3,900	39
Insight Communications *§	3,400	38
Interactive Data	2,900	60
Interpublic Group *	9,912	121
John Wiley & Sons	1,900	76
Journal Register *	1,600	28
Knight-Ridder	1,700	104
Lamar Advertising *	1,900	81
Lee Enterprises	1,100	44
Liberty	500	18
Liberty Global *	3,280	153
Liberty Media, Class A *	68,000	693
McClatchy	1,200	79
McGraw-Hill	9,200	407
Media General, Class A	700	45
Mediacom Communications *§	5,000	34
Meredith	1,200	59
New York Times, Class A §	3,400	106
News Corp., Class A	55,584	899
News Corp., Class B §	33,100	558
Omnicom	4,200	335
Paxson Communications *	9,300	6
Pixar *	2,200	110
Primedia *§	13,700	55
ProQuest *§	1,000	33
R.H. Donnelley *	940	58
Radio One *§	3,400	43
Reader's Digest	3,800	63
Regal Entertainment Group, Class A §	3,700	70
Regent Communications *§	6,500	38
Scholastic *	1,100	42
Scripps, Class A	3,800	185
Sirius Satellite Radio *§	32,900	213
Spanish Broadcasting, Class A *	4,100	41
Time Warner *	103,320	1,726
TiVo *§	2,800	19
Tribune	7,422	261
Univision Communications, Class A *	7,640	210
Valassis Communications *	1,200	44
Viacom, Class B	40,258	1,289
Washington Post, Class B	220	184
Westwood One	2,200	45
WPP Group ADR	681	35
XM Satellite Radio Holdings, Class A *§	4,800	162
		14,138
Multiline Retail 1.1%
99 Cents Only Stores *§	1,600	20
Big Lots *	3,700	49
Dillards, Class A §	2,700	63
Dollar General §	7,450	152
Dollar Tree Stores *	2,500	60
Family Dollar Stores	4,200	110
Federated Department Stores	4,000	293
J.C. Penney	6,200	326
Kohl's *	7,900	442
May Department Stores	6,350	255
Neiman Marcus, Class A	1,200	116
Nordstrom	3,200	218
Saks *	4,175	79
Sears Holding *	3,531	529
Shopko Stores *	700	17
Target	21,400	1,164
Tuesday Morning §	2,000	63
		3,956
Specialty Retail 2.6%
Abercrombie & Fitch	2,016	139
Advance Auto Parts *	1,600	103
American Eagle Outfitters	3,300	101
Autonation *	6,300	129
AutoZone *	2,100	194
Barnes & Noble *	1,600	62
bebe stores §	4,087	108
Bed Bath & Beyond *	7,000	293
Best Buy	7,700	528
Blockbuster, Class A §	6,600	60
Borders Group	1,900	48
Burlington Coat Factory	1,100	47
CarMax *	2,429	65
Charming Shoppes *	4,000	37
Chico's *	5,300	182
Christopher & Banks §	1,700	31
Circuit City	4,800	83
Claire's Stores	2,600	63
Cost Plus *§	900	22
Deb Shops §	600	17
Electronics Boutique Holdings *§	700	44
Foot Locker	3,600	98
Franklin Covey *	1,800	14
GameStop, Class B *	934	28
GAP	21,050	416
Genesco *§	900	33
Group One Automotive *	1,600	39
Guitar Center *	800	47
Gymboree *	600	8
Harvey Electronics, *	10,500	12
Hibbett Sporting Goods *	1,575	60
Home Depot	52,450	2,040
Hot Topic *§	1,050	20
Linens 'n Things *	1,000	24
Lowes	18,600	1,083
Men's Wearhouse *	1,500	52
Michaels Stores	3,000	124
Movie Gallery §	1,800	48
O'Reilly Automotive *	3,100	92
Office Depot *	8,400	192
OfficeMax §	2,022	60
Pacific Sunwear *	2,325	53
Pantry *	1,400	54
Payless Shoesource *	2,806	54
Pep Boys §	1,700	23
Petco *	1,300	38
PETsMART	3,700	112
Pier 1 Imports §	2,000	28
RadioShack	3,700	86
Rent-A-Center *	1,700	40
Ross Stores	3,400	98
Select Comfort *§	900	19
Sherwin-Williams	3,700	174
Shoe Pavilion *	2,100	10
Staples	17,775	379
Talbots	1,300	42
The Children's Place *§	800	37
The Limited	10,755	230
The Sports Authority *§	1,392	44
Tiffany	3,300	108
TJX	11,600	283
Too *	1,657	39
Toys "R" Us *	5,600	148
Tweeter Home Entertainment Group *§	3,600	9
Ultimate Electronics *	1,000	0
United Retail Group *§	3,500	27
Urban Outfitters *	2,300	130
West Marine *§	1,300	24
Williams-Sonoma *	2,700	107
Zale *	1,600	51
		9,293
Textiles, Apparel, & Luxury Goods 0.5%
Coach *	9,800	329
Columbia Sportswear *§	1,000	50
Culp *§	600	3
Deckers Outdoor *§	1,300	32
Forward Industries *§	1,200	19
Fossil *	1,600	36
Jones Apparel Group	3,100	96
K-Swiss, Class A	2,000	65
Kellwood §	800	22
Liz Claiborne	2,600	103
Movado Group	2,000	38
Nike, Class B	6,400	554
Polo Ralph Lauren	2,300	99
Quiksilver *	3,700	59
Reebok	1,800	75
Rocky Shoes & Boots *§	1,100	34
Russell	1,600	33
Superior Uniform Group §	200	3
Tarrant Apparel *§	3,100	9
Timberland, Class A *	2,100	81
Unifi *	7,500	32
V. F.	3,200	183
		1,955
Total Consumer Discretionary		46,893

CONSUMER STAPLES 8.9%
Beverages 1.8%
Anheuser-Busch	19,100	874
Brown-Forman, Class B	2,800	169
Coca-Cola	56,700	2,367
Coca-Cola Enterprises	10,900	240
Constellation Brands, Class A *	5,400	159
Cruzan International *§	980	25
Molson Coors Brewing, Class B §	1,900	118
Pepsi Bottling Group	5,900	169
PepsiAmericas	4,500	116
PepsiCo	39,670	2,139
		6,376
Food & Staples Retailing 2.5%
Albertsons §	8,590	178
BJ's Wholesale Club *	2,000	65
Costco Wholesale	10,600	475
CVS	18,800	547
Great Atlantic & Pacific Tea *§	1,200	35
Kroger *	17,000	323
Longs Drug Stores §	1,200	52
Marsh Supermarkets §	1,600	23
Performance Food Group *	2,100	63
Rite Aid *§	14,500	61
Ruddick	1,700	43
Safeway §	9,600	217
Supervalu	2,700	88
Sysco	14,500	525
Topps §	4,300	43
United Natural Foods *	2,200	67
Wal-Mart	99,800	4,810
Walgreen	24,100	1,108
Weis Markets §	1,500	58
Whole Foods Market	1,600	189
		8,970
Food Products 1.6%
Alico §	1,000	51
American Italian Pasta, Class A §	1,500	32
Archer-Daniels-Midland	15,672	335
Bunge Limited §	2,900	184
Campbell Soup	10,500	323
ConAgra	12,308	285
Corn Products International	2,000	48
Dean Foods *	3,379	119
Del Monte Foods *	4,911	53
Delta Pine & Land	1,400	35
Flowers Foods	1,785	63
Fresh Del Monte Produce §	2,100	57
Galaxy Nutritional Foods *	1,800	4
General Mills	8,800	412
Hain Celestial Group *	2,100	41
Heinz	8,200	290
Hershey Foods	6,400	397
Hormel Foods	3,900	114
J.M. Smucker §	1,316	62
Kellogg	9,500	422
Kraft Foods, Class A	39,700	1,263
Lancaster Colony	1,200	52
Lance	2,000	34
McCormick	3,400	111
Pilgrim's Pride §	1,700	58
Sara Lee	18,900	374
Smithfield Foods *	2,400	66
Tasty Baking §	1,000	8
Tootsie Roll Industries §	1,745	51
Treehouse Foods *	675	19
Tyson Foods, Class A	8,154	145
Wrigley	5,300	365
		5,873
Household Products 1.4%
Clorox	5,200	290
Colgate-Palmolive	12,300	614
Energizer *	1,700	106
Kimberly-Clark	11,900	745
Procter & Gamble	59,700	3,149
		4,904
Personal Products 0.6%
Alberto Culver, Class B	2,300	100
Avon	11,300	428
Chattem *§	1,000	41
Elizabeth Arden *§	1,600	37
Estee Lauder, Class A	2,800	110
Gillette	23,500	1,190
NBTY *	1,600	41
Playtex Products *§	5,400	58
		2,005
Tobacco 1.0%
Alliance One International	6,800	41
Altria Group	47,600	3,078
Reynolds American §	3,433	270
Universal Corporation	500	22
UST	4,100	187
Vector Group §	3,281	61
		3,659
Total Consumer Staples		31,787

ENERGY 8.1%
Energy Equipment & Services 1.5%
Atwood Oceanics *	700	43
Baker Hughes	7,400	379
BJ Services	4,300	226
Carbo Ceramics	800	63
Cooper Cameron *	1,600	99
Diamond Offshore Drilling §	3,200	171
ENSCO International	3,700	132
FMC Technologies *	1,487	47
Global Industries *	2,300	20
GlobalSantaFe	5,496	224
Grant Prideco *	3,100	82
Halliburton	10,300	492
Hanover Compressor *	1,900	22
Helmerich & Payne	1,600	75
Input/Output *§	6,200	39
Nabors Industries *	3,130	190
National Oilwell Varco *	3,984	189
Newpark Resources *§	4,300	32
Noble Drilling	3,200	197
Oceaneering International *	1,200	46
Offshore Logistics *	1,200	39
Parker Drilling *	6,800	48
Patterson-UTI Energy	4,800	134
Pride International *	3,300	85
Rowan	3,100	92
Schlumberger	13,772	1,046
Smith International	2,500	159
Superior Energy *	2,900	52
TETRA Technologies *	650	21
Tidewater	1,300	50
Todco, Class A *	2,400	62
Transocean *	7,625	411
Unit *	1,700	75
Universal Compression Holdings *	1,400	51
Veritas DGC *	1,700	47
W-H Energy Services *	1,800	45
Weatherford International *	3,000	174
		5,359
Oil, Gas & Consumable Fuels 6.6%
Alliance Resource Partners *§	600	44
Amerada Hess	2,100	224
Anadarko Petroleum	5,629	462
Apache	8,086	522
Arch Coal §	1,446	79
Ashland	1,500	108
Bill Barrett *§	1,600	47
BP Prudhoe Bay Royalty Trust	1,500	107
Buckeye Partners, Equity Units *§	1,200	55
Burlington Resources	9,600	530
Cabot Oil & Gas	1,950	68
Callon Petroleum *§	1,400	21
Chesapeake Energy	6,308	144
Chevron	50,028	2,798
Cimarex Energy *§	3,244	126
ConocoPhillips	32,668	1,878
CONSOL Energy	3,000	161
Cross Timbers Royalty Trust §	928	38
Denbury Resources *	1,800	72
Devon Energy	10,932	554
El Paso Corporation §	16,244	187
Encore Acquisition *	1,200	49
Energy Partners *§	2,200	58
Enterprise Products Partners, Equity Units *§	8,300	222
EOG Resources	6,200	352
ExxonMobil	151,162	8,687
Forest Oil *	1,200	50
General Maritime §	900	38
Houston Exploration *	1,200	64
Hugoton Royalty Trust §	2,400	73
Kerr-McGee	2,343	179
KFX *§	3,900	56
Kinder Morgan	3,100	258
Magellan Midstream Partners §	1,800	59
Marathon Oil	8,000	427
Massey	2,300	87
Murphy Oil	4,600	240
Newfield Exploration *	3,600	144
Noble Energy	1,500	113
Occidental Petroleum	9,200	708
Peabody Energy	3,400	177
Penn Virginia §	1,000	45
Petroleum Development *	1,300	41
Pioneer Natural Resources	3,100	130
Plains All American Pipeline *§	1,900	83
Plains Exploration & Production *	2,100	75
Pogo Producing §	1,900	99
Premcor	2,400	178
Quicksilver Resources *§	1,900	121
Remington Oil & Gas *	1,200	43
Southwestern Energy *	2,600	122
Spinnaker Exploration *§	1,300	46
Stone Energy *§	1,200	59
Sunoco	1,900	216
Syntroleum *§	4,300	44
Tel Offshore Trust §	63	1
Teppco Partners *	1,500	62
Tesoro Petroleum	2,500	116
Ultra Petroleum *	3,600	109
Unocal	5,814	378
Valero Energy	6,400	506
Vintage Petroleum	2,500	76
Western Gas Resources §	2,600	91
Whiting Petroleum *	1,200	44
Williams Companies	13,585	258
World Fuel Services §	2,400	56
XTO Energy	8,842	301
		23,566
Total Energy		28,925

FINANCIALS 20.8%
Capital Markets 2.4%
A.G. Edwards	2,100	95
Aether Systems *§	1,250	4
Affiliated Managers Group *§	1,150	79
AmeriTrade *	12,400	230
Bank of New York	17,900	515
Bear Stearns	2,327	242
Charles Schwab	34,006	384
E*TRADE Financial *	10,500	147
Eaton Vance	3,800	91
Federated Investors, Class B	2,950	88
Franklin Resources	5,800	446
Goldman Sachs	11,200	1,143
Greenhill §	1,300	53
Investment Technology Group *	2,600	55
Investors Financial Services §	1,800	68
Janus Capital Group	5,700	86
Jefferies Group	1,700	64
John Nuveen §	2,800	105
Knight Capital Group *§	6,500	50
LaBranche & Co. *§	3,900	25
Ladenburg Thalmann Financial Services *§	787	0
Legg Mason	2,550	265
Lehman Brothers	6,634	659
Mellon Financial	9,800	281
Merrill Lynch	22,000	1,210
Morgan Stanley	25,600	1,343
Northern Trust	5,700	260
Piper Jaffray *	1,215	37
Raymond James Financial	2,150	61
SEI	2,600	97
State Street	8,500	410
Stifel Financial *§	2,000	48
Waddell & Reed Financial, Class A	2,951	55
Westwood Holdings Group	1,300	23
		8,719
Commercial Banks 5.5%
1st Source	1,830	42
Amcore Financial	1,200	36
Amegy Bancorp §	1,600	36
AmSouth	8,767	228
Associated Banc Corp	3,167	107
BanCorpSouth §	2,700	64
Bank of America	94,754	4,322
Bank of Hawaii	1,200	61
Bank of the Ozarks §	900	30
Bay View Capital	1,310	20
BB&T	13,320	532
BOK Financial	1,315	61
Boston Private Financial §	1,300	33
BWC Financial §	1,115	29
Capital Corp of the West §	1,800	50
Capitol Bancorp Limited §	1,247	42
Chittenden	1,068	29
Citizens Banking	1,000	30
City National	1,100	79
Colonial BancGroup	2,500	55
Comerica	3,900	225
Commerce Bancorp §	3,800	115
Commerce Bancshares §	1,510	76
Community Banks §	1,083	28
Community Bankshares of Indiana	1,340	31
Community Capital	1,500	33
Compass Bancshares	2,800	126
Cullen/Frost Bankers	1,300	62
CVB Financial §	2,792	55
East West Bancorp	1,600	54
Fidelity Southern	2,300	36
Fifth Third Bancorp §	13,609	561
First Charter §	1,200	26
First Financial Bancorp §	1,670	32
First Horizon National	2,800	118
First M & F Corporation §	700	24
First Merchants §	1,630	41
First Midwest Bancorp §	1,350	47
FirstBank Puerto Rico §	1,200	48
FirstMerit	2,000	52
FNB §	2,492	49
Frontier Financial §	1,200	30
Fulton Financial §	3,786	68
German American Bancorp §	1,874	26
Gold Banc §	3,400	49
Greater Bay Bancorp §	2,200	58
Hancock Holding	1,300	45
Hibernia, Class A	3,400	113
Hudson United Bancorp §	970	35
Huntington Bancshares	5,366	130
IBERIABANK §	600	37
Integra Bank §	1,071	24
International Bancshares	1,366	39
KeyCorp	9,400	312
M & T Bank	2,700	284
Main Street Banks §	1,200	31
Marshall & Ilsley	5,278	235
Mercantile Bankshares	1,700	88
Merrill Merchants Bancorp	938	21
Metrocorp Bancshares §	1,500	32
Mid-State Bancshares §	900	25
Midwest Banc Holdings §	1,200	23
National City	14,688	501
NBT Bancorp	1,400	33
North Fork Bancorporation	11,718	329
Old National Bancorp §	2,112	45
Omega Financial §	1,300	40
Oriental Financial Group §	1,527	23
Pacific Capital Bancorp	1,710	63
Park National §	315	35
Peoples Bancorp	1,345	36
Peoples Financial	1,500	27
PNC Financial Services Group	6,200	338
Popular	6,200	156
Prosperity Bancshares	1,200	34
Provident Bankshares	999	32
Regions Financial	11,366	385
Renasant §	1,250	38
Republic Bancorp §	3,497	52
S&T Bancorp §	1,100	40
Sandy Spring Bancorp §	900	32
Santander Bancorp §	1,703	43
Signature Bank *§	1,300	32
Sky Financial	3,133	88
South Financial Group	1,265	36
Southwest Bancorp of Oklahoma §	1,800	37
Sterling Bancshares	1,750	27
SunTrust	8,270	597
Susquehanna Bancshares §	2,000	49
SVB Financial Group *§	900	43
Synovus Financial	7,600	218
TCF Financial	3,700	96
TD Banknorth	4,341	129
Texas Capital Bancshares *§	1,700	34
Texas Regional Bancshares, Class A	1,717	52
The Savannah Bancorp	750	22
Toronto Dominion Bank §	835	37
Trustmark	1,500	44
U.S. Bancorp	43,955	1,283
U.S.B. Holding Company §	1,651	39
UCBH Holdings §	3,400	55
UMB Financial	598	34
UnionBancal	3,300	221
United Bankshares §	900	32
Unity Bancorp §	3,819	46
Valley National Bancorp §	2,948	69
Wachovia	37,201	1,845
Wells Fargo	39,252	2,417
WesBanco §	1,100	33
WestAmerica	1,100	58
Whitney Holding	1,425	46
Wilmington Trust	1,500	54
Wintrust Financial §	1,050	55
Zions Bancorp	2,400	176
		19,716
Consumer Finance 1.2%
Advance America Cash Advance Centers §	3,500	56
Advanta, Class A §	2,155	55
American Express	29,500	1,570
AmeriCredit *	4,300	110
Capital One Financial	5,700	456
CompuCredit *§	2,100	72
First Marblehead *§	2,200	77
MBNA	29,375	768
Metris Companies *§	2,300	33
Moneygram International	2,200	42
Providian Financial *	6,900	122
SLM Corporation	10,600	539
Student Loan	500	110
WFS Financial	900	46
World Acceptance *	1,100	33
		4,089
Diversified Financial Services 2.8%
Alliance Capital	1,700	79
CapitalSource *§	2,700	53
Chicago Mercantile Exchange Holdings	900	266
CIT Group	5,200	223
Citigroup	121,214	5,604
eSpeed, Class A *§	3,400	30
Instinet Group *	9,900	52
J.P. Morgan Chase	83,577	2,952
Leucadia National §	3,381	131
Moody's	7,400	333
Principal Financial Group	7,700	323
		10,046
Insurance 4.9%
21st Century Insurance Group §	4,200	62
AFLAC	11,700	506
Alfa §	2,100	31
Allmerica Financial *	1,500	56
Allstate	16,700	998
Ambac	2,550	178
American Financial Group	1,500	50
American International Group	60,718	3,528
American National Insurance	500	57
AmerUs Life §	900	43
Aon	7,050	177
Arch Capital Group *	1,500	68
Arthur J. Gallagher §	2,000	54
Assurant	2,400	87
Berkshire Hathaway, Class A *	36	3,006
Bristol West Holdings	1,500	28
Brown & Brown	1,800	81
Chubb	4,700	402
Cincinnati Financial	3,969	157
Citizens Financial *§	600	5
CNA Financial *§	4,800	136
Commerce Group	1,100	68
Conseco *	3,500	76
Delphi Financial, Class A	1,050	46
Erie Indemnity, Class A §	1,400	76
FBL Financial Group, Class A §	1,432	40
Fidelity National Financial	4,562	163
First American Financial	1,685	68
FPIC Insurance Group *§	1,300	38
Genworth Financial, Class A	12,000	363
Great American Financial Resources §	2,000	40
Hartford Financial Services	6,700	501
HCC Insurance Holdings	1,500	57
Hilb Rogal and Hobbs §	1,400	48
Horace Mann Educators	1,800	34
Infinity Property & Casualty	1,200	42
Jefferson Pilot	3,100	156
LandAmerica Financial Group §	900	53
Lincoln National	4,000	188
Loews	4,200	326
Markel *	260	88
Marsh & McLennan	12,200	338
MBIA	3,200	190
Mercury General	1,400	76
MetLife	18,200	818
Midland	1,200	42
Nationwide Financial Services, Class A	1,400	53
Navigators Group *	900	31
Odyssey Re Holdings §	1,600	40
Ohio Casualty	2,200	53
Old Republic International	4,150	105
Phoenix Companies §	4,000	48
Presidential Life §	1,700	29
ProAssurance *	824	34
Progressive Corporation	4,950	489
Protective Life	1,500	63
Prudential	12,000	788
Reinsurance Group of America	1,700	79
RLI §	700	31
SAFECO	3,100	169
St. Paul Companies	15,923	629
StanCorp Financial Group	800	61
Torchmark	2,600	136
Transatlantic Holdings §	1,437	80
UICI	1,400	42
United America Indemnity *	1,939	33
United Fire & Casualty §	900	40
Unitrin	1,800	88
UnumProvident §	6,376	117
Vesta Insurance §	3,300	9
W. R. Berkley	2,925	104
Wesco Financial	150	54
White Mountains Insurance Group §	300	189
Zenith National §	1,100	75
		17,314
Real Estate 2.2%
Agree Realty, REIT §	1,300	39
AMB Property, REIT	1,900	83
American Mortgage Acceptance, REIT §	1,600	24
AmeriVest Properties, REIT §	4,900	20
Annaly Mortgage Management, REIT §	4,100	74
Apartment Investment & Management, Class A, REIT	2,900	119
Archstone-Smith Trust, REIT	4,900	189
Arden Realty, REIT	2,100	76
Avalonbay Communities, REIT	2,007	162
Bedford Property Investors, REIT §	1,200	28
Boston Properties, REIT	2,400	168
Brandywine Realty Trust, REIT	1,900	58
BRE Properties, REIT, Class A	1,700	71
Camden Property Trust, REIT	1,500	81
CarrAmerica Realty, REIT	2,100	76
Catellus Development, REIT	3,378	111
CBL & Associates Properties, REIT	2,200	95
Centerpoint Properties, REIT	1,600	68
Consolidated-Tomoka Land	700	60
Cousins Properties, REIT	1,850	55
Crescent Real Estate Equities, REIT §	4,000	75
CRT Properties, REIT	1,700	46
Developers Diversified Realty, REIT	3,100	142
Duke Realty, REIT	3,800	120
EastGroup Properties, REIT §	1,000	42
Equity Lifestyle Properties, REIT	1,000	40
Equity Office Properties, REIT	10,461	346
Equity Residential, REIT	7,400	272
Federal Realty Investment Trust, REIT	1,500	89
FelCor Lodging Trust, REIT *	3,748	54
First Industrial Realty, REIT §	1,800	72
Forest City Enterprises, Class A	1,100	78
Friedman, Billings, Ramsey Group, REIT, Class A §	4,900	70
General Growth Properties, REIT	5,900	242
Getty Realty, REIT §	1,200	33
Health Care Property Investors, REIT	3,900	105
Heritage Property Investment Trust, REIT	1,900	67
Highwoods Properties, REIT	1,500	45
Home Properties of New York, REIT	1,400	60
Hospital Properties Trust, REIT	2,000	88
Host Marriott, REIT	8,200	144
Innkeepers USA, REIT	3,100	46
IStar Financial, REIT	3,017	126
Kilroy Realty, REIT	1,300	62
Kimco Realty, REIT	2,850	168
Liberty Property Trust, REIT §	2,100	93
Macerich Company, REIT	1,900	127
Mack-Cali Realty, REIT	1,700	77
Maguire Properties, REIT	1,700	48
MeriStar Hospitality, REIT *	6,000	52
Mid-America Apartment Communities, REIT	1,000	45
Mills, REIT	1,800	109
Mission West Properties, REIT §	3,200	33
Monmouth Real Estate Investment, REIT, Class A §	3,100	26
Nationwide Health Properties, REIT §	2,500	59
New Plan Excel Realty, REIT	3,200	87
NovaStar Financial, REIT §	1,200	47
One Liberty Properties, REIT §	1,700	35
Pan Pacific Retail Properties, REIT	1,200	80
Parkway Properties, REIT	1,000	50
Pennsylvania, REIT	1,630	77
Plum Creek Timber, REIT	4,944	179
PMC Commercial Trust, REIT	1,591	21
Post Properties, REIT	1,800	65
ProLogis, REIT	4,576	184
Public Storage, REIT	3,200	202
Rayonier, REIT §	1,596	85
Realty Income, REIT §	2,400	60
Reckson Associates Realty, REIT	2,600	87
Regency Centers, REIT	1,600	92
Shurgard Storage Centers, REIT §	1,700	78
Simon Property Group, REIT	5,681	412
SL Green Realty, REIT §	1,500	97
St. Joe	1,700	139
Strategic Hotel Capital, REIT	1,600	29
Taubman Centers, REIT	2,200	75
Thornburg Mortgage, REIT §	2,900	84
Trizec Properties, REIT	4,500	93
United Dominion Realty Trust, REIT	3,800	91
Vencor, REIT	3,000	91
Vornado Realty Trust, REIT	3,200	257
Weingarten Realty Investors, REIT	2,575	101
Wellsford Real Properties *	1,200	21
WP Carey & Co §	1,600	47
		7,924
Thrifts & Mortgage Finance 1.8%
Alliance Bank	800	18
Anchor Bancorp Wisconsin §	1,200	36
Astoria Financial	3,625	103
BankAtlantic, Class A §	2,700	51
Berkshire Hills Bancorp §	500	17
Brookline Bancorp §	2,693	44
Capitol Federal Financial §	1,900	65
Commercial Capital Bancorp §	2,800	47
Commercial Federal	1,300	44
Corus Bankshares §	1,000	55
Countrywide Credit	13,098	506
Doral Financial §	2,350	39
Downey Financial	1,200	88
Fannie Mae	22,300	1,302
First Busey §	1,450	28
First Niagra Financial	3,405	50
FirstFed Financial *	800	48
Flushing Financial §	1,350	25
Freddie Mac	16,300	1,063
Fremont General §	2,300	56
Golden West Financial	7,600	489
Horizon Financial §	1,200	27
Hudson City Bancorp	15,709	179
Independence Community Bank	2,754	102
IndyMac Mortgage Holdings	1,900	77
MAF Bancorp §	1,411	60
MGIC Investment	2,400	157
Net Bank	3,921	37
New York Community Bancorp §	6,953	126
Northwest Bancorp §	1,800	38
People's Bank §	3,975	120
PMI Group §	2,000	78
Radian	2,100	99
Sovereign Bancorp	8,983	201
Triad Guaranty *	600	30
Washington Federal	2,842	67
Washington Mutual	21,006	855
Webster Financial	2,103	98
		6,525
Total Financials		74,333

HEALTH CARE 12.6%
Biotechnology 2.0%
Abgenix *§	2,900	25
Affymetrix *§	1,900	102
Albany Molecular Research *	1,300	18
Alexion Pharmaceutical *§	700	16
Alkermes *§	3,900	52
Amgen *	29,360	1,775
Amylin Pharmaceuticals *§	2,900	61
Aphton *§	7,000	5
Applera	4,600	91
Arena Pharmaceuticals *§	2,500	17
Ariad Pharmaceuticals *§	4,600	31
Array BioPharma *	2,100	13
AVI BioPharma *§	1,200	3
Avigen *§	700	2
Biogen Idec *	7,610	262
BioMarin Pharmaceutical *§	4,300	32
Biopure *§	433	1
Caliper Life Sciences *	2,200	12
Celera Genomics *	1,500	16
Celgene *§	3,800	155
Cell Genesys *§	1,300	7
Cell Therapeutics *§	3,900	11
Cephalon *	1,800	72
Charles River Laboratories International *	1,968	95
Chiron *§	4,800	167
Cubist Pharmaceuticals *§	1,000	13
CuraGen *§	6,100	31
CV Therapeutics *§	1,600	36
Cytrx *§	6,400	6
Digene *§	400	11
Discovery Partners *	3,900	11
Diversa *§	2,400	13
Encysive Pharmaceuticals *§	2,700	29
Enzo Biochem §	770	14
Enzon Pharmaceuticals *	2,000	13
Exelixis *	1,800	13
Eyetech Pharmaceuticals *§	2,700	34
Gene Logic *§	1,500	5
Genentech *	24,400	1,959
Genta *§	2,600	3
Genzyme *	5,949	357
Gilead Sciences *	9,880	435
Human Genome Sciences *§	4,600	53
ICOS *§	2,000	42
ImClone Systems *§	2,307	71
ImmunoGen *§	4,700	27
Immunomedics *§	6,100	10
Incyte Genomics *§	4,700	34
Interleukin Genetics *	1,800	5
InterMune *§	2,800	37
Isis Pharmaceuticals *§	2,000	8
La Jolla Pharmaceutical *§	2,300	2
Lexicon Genetics *§	5,000	25
Ligand Pharmaceuticals, Class B *§	2,800	19
Luminex *§	2,800	28
Martek Biosciences *§	700	27
Medarex *§	3,400	28
MedImmune *	5,652	151
Millennium Pharmaceuticals *	6,585	61
Myriad Genetics *§	1,100	17
NeoPharm *§	2,705	27
Neose Technologies *§	2,700	9
Neurocrine Biosciences *§	1,400	59
Novavax *§	2,300	3
NPS Pharmaceuticals *§	2,500	28
ONYX Pharmaceuticals *§	800	19
OSI Pharmaceuticals *	1,405	57
OSI Pharmaceuticals, Rights *	90	0
OXiGENE *§	1,700	8
Pharmacopeia Drug Discovery *§	3,900	16
Progenics Pharmaceuticals *§	1,500	31
Protein Design Labs *§	3,100	63
QLT *	500	5
Regeneron Pharmaceuticals *§	2,300	19
Sangamo BioSciences *§	2,300	8
Sequenom *§	2,300	3
Serologicals *§	1,650	35
Tanox *§	1,800	21
Techne *	1,100	51
Telik *§	1,600	26
Transkaryotic Therapies *§	1,200	44
Trimeris *§	600	6
VaxGen *§	3,100	34
Vertex Pharmaceuticals *	1,948	33
Vicuron Pharmaceuticals *	2,300	64
XOMA *	3,300	6
		7,344
Health Care Equipment & Supplies 2.3%
Advanced Medical Optics *	2,392	95
Align Technology *§	4,500	33
American Medical Systems *	2,100	43
Analogic	800	40
Anika Therapeutics *§	1,500	17
Arrow International	1,800	57
ArthroCare *§	1,500	52
Aspect Medical Systems *§	1,200	36
Bausch & Lomb	1,200	100
Baxter International	14,700	545
Beckman Coulter	1,700	108
Becton, Dickinson	6,100	320
Bio-Rad Laboratories, Class A *	1,000	59
Biomet	6,300	218
Biosite Diagnostics *§	700	39
Bioveris *	2,300	10
Boston Scientific *	19,100	516
Bruker Biosciences *	5,100	20
C R Bard	2,200	146
Cantel Medical *§	1,500	25
Cerus *§	900	4
Cooper Companies §	1,000	61
Cytyc *	3,300	73
Dentsply International	1,700	92
Diagnostic Products	600	28
DJ Orthopedics *	1,500	41
Edwards Lifesciences *	1,460	63
EPIX Pharmaceuticals *§	1,400	12
Exactech *§	1,800	24
Fisher Scientific *	2,564	166
Gen-Probe *	1,800	65
Guidant	6,900	464
Haemonetics *	1,300	53
Hillenbrand Industries	1,400	71
Hospira *	3,590	140
ICU Medical *	1,400	45
IDEXX Laboratories *	800	50
INAMED *	800	54
Integra LifeSciences *§	700	21
Invacare	700	31
Inverness Medical Innovations *§	1,180	32
Invitrogen *	1,200	100
Kinetic Concepts *	1,700	102
Laserscope *§	1,500	62
Lifecore Biomedical *§	2,300	25
Medical Action Industries *§	1,900	34
Medtronic	28,420	1,472
Millipore *	1,400	79
Molecular Devices *§	1,300	28
NMT Medical *	2,300	23
OraSure Technologies *§	4,500	45
Palomar Medical Technologies *§	1,400	34
PerkinElmer	2,635	50
Regeneration Technologies *§	3,500	22
ResMed *§	1,000	66
Respironics *	1,800	65
St. Jude Medical *	8,300	362
Steris	2,000	52
Stryker	9,700	461
SurModics *§	1,200	52
Sybron Dental Specialties *	1,666	63
Thermo Electron *	3,950	106
Thoratec *§	3,000	46
Valley Forge Scientific *§	2,400	10
Varian *	700	27
Varian Medical Systems *	3,100	116
Ventana Medical Systems *§	1,400	56
Viasys Healthcare *	1,157	26
Vital Signs §	800	35
Waters Corporation *	2,800	104
West Pharmaceutical Services	1,400	39
Zimmer Holdings *	5,860	446
Zoll Medical *	1,000	26
		8,303
Health Care Providers & Services 2.9%
Accelrys *	1,000	5
Advisory Board *	1,100	54
Aetna	7,600	629
Allscripts Healthcare *§	2,900	48
AmerisourceBergen	2,566	177
AMN Healthcare Services *§	1,852	28
AmSurg, Class A *	1,400	39
Apria Healthcare *	2,100	73
Beverly Enterprises *§	4,400	56
Bioanalytical Systems *	1,100	7
Bioscrip *§	5,500	33
Cardinal Health	10,005	576
Caremark RX *	11,250	501
Cerner *§	800	54
CIGNA	3,200	343
Community Health System *	2,100	79
CorVel *§	1,050	26
Covance *	2,200	99
Coventry Health Care *	2,876	204
Cross Country Healthcare *	1,000	17
D&K Healthcare	100	1
DaVita *	2,799	127
Dendrite International *	1,300	18
Eclipsys *§	2,700	38
Express Scripts *	4,000	200
Gentiva Health Services *	2,375	42
HCA	9,300	527
Health Management, Class A	5,600	147
Health Net *	2,600	99
Healthtronics *§	4,300	56
Henry Schein *	2,000	83
Hooper Holmes §	5,300	22
Humana *	4,500	179
IDX Systems *§	1,200	36
IMS Health	6,300	156
Laboratory Corporation of America *	3,900	195
LifePoint Hospitals *	2,147	108
Lincare Holdings *	2,300	94
Manor Care	2,200	87
McKesson	7,251	325
Medco *	6,346	339
National Data §	1,900	34
OCA *§	13,200	25
Omnicare	2,300	98
Omnicell *§	1,600	14
PacifiCare Health Systems *	2,000	143
Patterson Companies *§	3,200	144
PDI *§	1,500	19
Pharmaceutical Product Development *	1,800	84
Priority Healthcare, Class B *§	1,300	33
PSS World Medical *	3,000	37
Psychemedics	2,375	31
Q-Med *§	1,200	11
Quest Diagnostics	5,000	266
Renal Care Group *	1,500	69
Rural/Metro *§	6,200	53
Sierra Health Services *	1,200	86
Specialty Laboratories *§	3,000	25
Sunrise Senior Living *§	900	49
Tenet Healthcare *	11,350	139
Triad Hospitals *	1,831	100
United American Healthcare *§	3,200	7
UnitedHealth Group	31,492	1,642
Universal Health Services	1,500	93
WebMD *§	7,110	73
WellChoice *	1,900	132
WellPoint *	14,462	1,007
		10,341
Pharmaceuticals 5.4%
Abbott Laboratories	36,700	1,799
Able Laboratories *§	700	2
Adolor *§	2,000	19
Allergan	3,100	264
Alpharma, Class A	2,600	38
Andrx *	1,500	30
Antigenics *§	1,600	9
Atherogenics *§	800	13
Barr Pharmaceuticals *	2,201	107
Bristol Myers Squibb	45,100	1,127
Eli Lilly	26,300	1,465
Emisphere Technologies *	1,000	4
Endo Pharmaceutical *	3,400	89
Eon Labs *	2,100	64
First Horizon Pharmaceutical *§	1,200	23
Forest Laboratories *	8,600	334
Inspire Pharmaceuticals *§	1,500	13
IVAX *	5,437	117
Johnson & Johnson	69,475	4,516
K-V Pharmaceutical, Class A *	1,400	23
King Pharmaceuticals *	5,289	55
Kos Pharmaceuticals *§	900	59
Medicines Company *	1,800	42
Medicis Pharmaceutical, Class A	1,600	51
Merck	51,594	1,589
MGI Pharma *§	1,600	35
Mylan Laboratories §	6,175	119
Nektar Therapeutics *§	2,000	34
Noven Pharmaceuticals *§	2,100	37
Par Pharmaceutical *§	1,300	41
Perrigo	1,700	24
Pfizer	175,505	4,840
Schering-Plough	35,200	671
Sepracor *§	2,400	144
Theravance *§	2,300	39
Valeant Pharmaceuticals	1,900	33
Watson Pharmaceuticals *	2,400	71
Wyeth	31,200	1,388
		19,328
Total Health Care		45,316

INDUSTRIALS & BUSINESS SERVICES 10.1%
Aerospace & Defense 1.9%
Alliant Techsystems *	1,125	79
Aviall *	1,600	51
BE Aerospace *§	4,500	70
Boeing	18,800	1,241
Curtiss-Wright	1,000	54
DRS Technologies	1,000	51
Engineered Support System §	1,575	56
Esterline Technologies *	1,000	40
GenCorp *§	2,000	38
General Dynamics	4,500	493
Goodrich	2,740	112
Herley Industries *	1,900	35
Hexcel *§	2,400	41
Honeywell International	19,925	730
L-3 Communication	2,400	184
Ladish Company *	2,300	23
Lockheed Martin	10,600	688
Mercury Computer Systems *	1,600	44
MTC Technologies *§	1,000	37
Northrop Grumman	8,802	486
Pemco Aviation Group *§	1,500	39
Precision Castparts	1,784	139
Raytheon	10,400	407
Rockwell Collins	4,300	205
Teledyne Technologies *	1,500	49
United Industrial §	1,500	54
United Technologies	24,604	1,263
		6,709
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide	2,600	151
EGL *§	1,550	32
Expeditors International of Washington	3,000	149
Fedex	7,300	591
Forward Air	1,650	47
Ryder System	1,500	55
UPS, Class B	26,400	1,826
		2,851
Airlines 0.2%
AirTran *§	2,500	23
Alaska Air Group *§	1,700	51
AMR *§	4,300	52
Continental Airlines, Class B *§	1,400	19
Delta *§	8,000	30
FLYi *§	2,900	2
JetBlue Airways *§	2,175	44
Northwest Airlines *§	8,100	37
SkyWest §	2,800	51
Southwest Airlines	18,137	253
		562
Building Products 0.2%
AAON *§	1,350	24
American Standard	5,500	231
Ameron International §	600	22
ElkCorp	1,200	34
Jacuzzi Brands *§	2,900	31
Lennox International	2,200	47
Masco	10,300	327
Universal Forest Products §	1,000	41
Water Pik Technologies *§	2,405	46
York International	1,000	38
		841
Commercial Services & Supplies 1.1%
Adesa	1,900	41
Administaff §	2,300	55
Allied Waste Industries *§	7,260	58
ARAMARK, Class B	2,700	71
Avery Dennison	2,900	154
Banta	1,000	45
Brady, Class A	1,800	56
Brinks Company	1,600	58
Cendant	23,754	531
Central Parking §	2,100	29
ChoicePoint *	2,066	83
Cintas	4,000	154
Consolidated Graphics *	1,300	53
Copart *	3,350	80
Corporate Executive Board	1,100	86
Corrections Corp of America *	923	36
CoStar Group *	700	31
Deluxe	1,400	57
DiamondCluster International *	2,000	23
Dun & Bradstreet *	1,600	99
Equifax	3,500	125
Food Technology Service *	8,300	8
G & K Services, Class A	400	15
GEO *	1,000	25
Herman Miller	1,600	49
HNI Corporation	1,300	67
Hudson Highland Group *§	1,314	20
ICT Group *§	1,500	16
IKON Office Solutions	3,200	30
Imagistics International *§	1,012	28
John H. Harland §	900	34
Korn/Ferry *	1,300	23
Labor Ready *§	3,000	70
Learning Tree International *§	2,100	25
Manpower	1,700	68
McGrath RentCorp	1,400	33
NCO Group *	1,600	35
PHH *	1,187	31
Pitney Bowes	5,300	231
PRG-Schultz International *§	3,600	10
R.R. Donnelley	5,800	200
RemedyTemp, Class A *	900	8
Republic Services	3,400	122
Robert Half International	4,200	105
Rollins	2,400	48
School Specialty *§	1,000	47
SITEL *§	5,500	12
SOURCECORP *	1,500	30
Spherion *	3,200	21
Stericycle *	700	35
Team *	2,300	49
TeleTech Holdings *§	3,200	26
Tetra Tech *§	2,025	27
TRM Copy Centers *§	1,400	24
United Stationers *	700	34
Viad	700	20
Waste Connections *	2,000	75
Waste Management	13,460	381
West Corporation *	1,800	69
Westaff *	6,400	22
		4,098
Construction & Engineering 0.2%
Dycom Industries *	1,300	26
EMCOR Group *	700	34
Fluor	1,900	109
Granite Construction	1,550	44
Insituform Technologies *	1,600	26
Integrated Electrical Services *§	7,900	15
Jacobs Engineering Group *	1,700	96
Mastec *§	4,350	38
McDermott International *	3,100	65
Quanta Services *	3,550	31
Shaw Group *	2,600	56
		540
Electrical Equipment 0.5%
Acuity Brands §	1,700	44
American Power Conversion	5,400	127
American Superconductor *§	3,400	31
AMETEK	1,900	80
Artesyn Technologies *§	3,800	33
AZZ *	1,100	19
Baldor Electric §	1,500	36
C&D Technologies	1,800	17
Channell Commercial *	700	5
Cooper Industries, Class A	2,600	166
Emerson Electric	10,100	633
Energy Conversion Devices *§	900	20
Fuelcell Energy *§	1,400	14
General Cable *§	2,700	40
Genlyte Group *	1,200	58
GrafTech International *	8,400	36
Hubbell, Class B	1,200	53
LSI Industries §	1,712	24
Plug Power *§	3,900	27
Power-One *§	2,000	13
Regal-Beloit §	900	26
Rockwell Automation	4,300	209
Technology Research §	700	3
Thomas & Betts *	1,700	48
Ultralife Batteries *§	900	15
Unique Mobility *	4,400	14
Vicor §	1,900	26
Woodward Governor	700	59
		1,876
Industrial Conglomerates 2.9%
3M	18,300	1,323
Alleghany	204	61
Carlisle Companies	900	62
GE	247,706	8,583
Roper Industries	900	64
Teleflex §	900	53
Textron	3,000	228
Tredegar	1,100	17
Walter Industries §	2,500	100
		10,491
Machinery 1.5%
3-D Systems *§	1,200	29
Actuant, Class A *§	1,540	74
AGCO *	3,200	61
Ampco Pittsburgh §	2,100	25
Briggs & Stratton	1,000	35
Cascade	500	22
Caterpillar	7,900	753
Crane	1,400	37
Cummins Engine	1,100	82
Danaher	7,100	372
Deere	5,800	380
Donaldson	2,600	79
Dover	4,400	160
Eaton	3,200	192
EnPro Industries *	1,268	37
ESCO Electronics *	600	60
Flowserve *	2,000	60
Graco	2,187	74
Harsco	1,100	60
Illinois Tool Works	7,250	578
Ingersoll-Rand, Class A	4,100	292
ITT Industries	2,100	205
JLG Industries §	2,100	58
Joy Global	1,800	60
Kennametal	1,000	46
Lincoln Electric Holdings §	1,400	46
Manitowoc	1,300	53
NACCO Industries	500	54
Navistar *	1,700	54
Nordson	1,600	55
Oshkosh Truck	800	63
PACCAR	4,350	296
Pall	3,500	106
Parker Hannifin	3,119	193
Pentair	2,200	94
Robbins & Myers §	1,800	39
SPX	1,604	74
Stewart & Stevenson	1,500	34
Tecumseh Products, Class A	400	11
Terex *	1,800	71
Thomas Industries §	1,200	48
Timken	3,000	69
Toro	1,400	54
Trinity Industries §	1,300	42
Turbochef Technologies *§	1,300	23
Valmont Industries	2,000	52
Wabtec §	1,525	33
Watts Industries, Class A §	1,500	50
Wolverine Tube *	2,800	16
		5,461
Marine 0.1%
Alexander & Baldwin	1,400	65
International Shipholding *§	1,900	28
Kirby Corporation *	1,200	54
Overseas Shipholding Group	1,300	78
		225
Road & Rail 0.5%
Burlington Northern Santa Fe	8,200	386
CNF	1,500	67
CSX	4,500	192
Dollar Thrifty Auto Group *	1,000	38
Florida East Coast Industries §	1,200	52
J.B. Hunt Transport Services	5,000	97
Kansas City Southern Industries *§	2,600	53
Knight Transportation §	2,100	51
Norfolk Southern	9,700	300
Swift Transportation *§	2,370	55
U.S. Xpress Enterprises *§	2,600	31
Union Pacific	6,000	389
USA Truck *§	2,400	59
Werner Enterprises	2,575	51
		1,821
Trading Companies & Distributors 0.2%
Applied Industrial Technologies §	1,650	53
Fastenal	1,600	98
GATX §	1,700	59
Huttig Building Products *§	4,044	44
Interline Brands *	2,000	40
MSC Industrial Direct	1,600	54
UAP Holding	2,400	40
United Rentals *	2,200	44
W. W. Grainger	2,100	115
		547
Total Industrials & Business Services		36,022

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.3%
3 Com *	8,300	30
ADC Telecommunications *	2,321	51
ADTRAN	1,700	42
Anaren *	1,600	21
Andrew *	3,600	46
Avaya *	11,457	95
Avocent *	1,136	30
Bel Fuse, Class A	600	15
Belden CDT §	1,700	36
Black Box §	500	18
C-COR.net *§	4,800	33
Carrier Access *§	1,000	5
Centillium Communications *§	2,700	6
CIENA *	18,847	39
Cisco Systems *	157,068	3,002
Cognitronics *	3,800	11
Commscope *§	1,300	23
Comverse Technology *	5,000	118
Corning *	32,210	535
Digital Lightwave *§	12,900	3
Ditech Communications *§	3,600	23
EMS Technologies *	300	5
Extreme Networks *	5,700	23
F5 Networks *	800	38
Finisar *§	13,400	14
Foundry Networks *	3,500	30
Harmonic *	3,359	16
Harris	3,200	100
Inter-Tel §	2,200	41
InterDigital Communication *§	2,300	40
IXIA *§	2,100	41
JDS Uniphase *§	30,758	47
Juniper Networks *	12,350	311
Lucent Technologies *§	102,185	297
Motorola	55,540	1,014
MRV Communications *§	8,360	18
Optical Cable, Warrants, 10/24/07 *	168	0
Packeteer *§	1,500	21
Paradyne Networks *	4,900	9
Plantronics	1,200	44
Polycom *	3,900	58
Powerwave Technologies *§	2,700	28
QUALCOMM	38,500	1,271
REMEC *§	981	6
Safenet *§	411	14
Scientific-Atlanta	3,600	120
SeaChange International *§	1,500	11
Sonus Networks *§	9,200	44
Stratex Networks *§	4,500	8
Sycamore Networks *§	5,900	20
Tekelec *	1,600	27
Tellabs *	10,157	88
Terayon Communication Systems *§	9,900	31
Tollgrade Communications *§	900	7
		8,024
Computers & Peripherals 2.9%
Adaptec *	2,300	9
Advanced Digital Info *§	3,700	28
Apple Computer *	19,100	703
Avid Technology *	700	37
Brocade Communications Systems *§	6,560	26
Concurrent Computer *§	6,200	13
Dell *	58,700	2,319
Diebold	1,600	72
Dot Hill *§	4,100	22
Electronics for Imaging *§	1,300	27
EMC *	56,276	772
Emulex *	1,600	29
Gateway *§	9,100	30
Hewlett-Packard	70,918	1,667
IBM	38,790	2,878
Imation	800	31
InFocus *	1,800	7
Intergraph *§	700	24
Iomega *§	5,300	14
LaserCard *§	1,900	11
Lexmark International *	3,000	195
Maxtor *	9,104	47
McDATA, Class A *§	16,765	67
NCR *	4,600	162
Network Appliance *	8,300	235
Presstek *§	3,000	34
QLogic *	2,111	65
Quantum DLT & Storage Systems Group *§	8,100	24
Rimage *	2,200	47
Sandisk *	4,300	102
Seagate Technology *	10,600	186
Socket Communications *§	14,700	17
Storage Technology *	2,900	105
Sun Microsystems *	75,300	281
UNOVA *§	2,400	64
Western Digital *	4,600	62
		10,412
Electronic Equipment & Instruments 0.6%
Aeroflex *§	3,400	29
Agilent Technologies *	11,187	258
Amphenol, Class A	2,300	92
Anixter International *	900	33
Arrow Electronics *	2,600	71
Avnet *	3,748	84
AVX §	4,100	50
Benchmark Electronics *	850	26
Brightpoint *	800	18
CDW	2,100	120
Coherent *	1,500	54
CTS §	800	10
Daktronics	1,300	26
Dionex *§	700	31
Dolby Laboratories, Class A *	2,400	53
DTS *§	1,200	21
Echelon *§	800	6
Electro Scientific Industries *§	1,300	23
Ingram Micro, Class A *	3,000	47
Jabil Circuit *	4,300	132
KEMET *§	3,600	23
Landauer §	500	26
Lexar Media *§	2,500	12
Littelfuse *	500	14
Maxwell Technologies *§	1,200	15
Merix *§	3,800	22
Molex §	4,350	113
Napco Security Systems §	2,340	24
National Instruments §	1,900	40
Newport *	1,100	15
Nu Horizons Electronics *§	1,450	9
OYO Geospace *	1,000	21
Park Electrochemical	1,600	40
PC Connection *§	2,450	15
Plexus *	2,300	33
Research Frontiers *§	1,700	5
Sanmina-SCI *	11,412	62
Sirenza Microdevices *§	5,900	20
Solectron *	21,240	81
Somera Communications *§	9,700	15
Symbol Technologies	4,700	46
Taser International *§	2,700	27
Tech Data *	1,300	48
Technitrol	2,700	38
Tektronix	2,100	49
Trimble Navigation *	2,000	78
TTM Technologies *§	2,900	22
Vishay Intertechnology *	6,420	76
X-Rite §	2,000	23
Zomax *	5,700	16
Zygo *	1,900	19
		2,231
Internet Software & Services 1.3%
Akamai Technologies *	2,900	38
aQuantive *§	1,800	32
Ariba *§	5,238	30
Ask Jeeves *§	1,900	57
CNET Networks *§	5,675	67
Digital Insight *	800	19
Digitas *§	4,809	55
DoubleClick *	5,130	43
Earthlink *	4,930	43
eCollege.com *§	2,800	33
Entrust Technologies *§	5,500	26
Google, Class A *	6,500	1,912
IAC/InterActiveCorp *§	16,242	391
Interwoven *	4,389	33
Kana Software *§	3,000	5
MatrixOne *	6,800	34
Monster Worldwide *	2,500	72
NetRatings *§	1,900	26
RealNetworks *§	4,600	23
Register.com *	4,196	31
S1 *§	3,500	16
SeeBeyond Technology *§	9,000	38
Sonicwall *§	6,200	33
The Knot *§	2,800	19
Tumbleweed Communications *§	4,800	12
United Online §	2,650	29
VeriSign *	6,040	174
Webex Communications *§	1,100	29
webMethods *§	4,510	25
Websense *	900	43
Yahoo! *	32,632	1,131
		4,519
IT Services 1.2%
Acxiom	2,000	42
Affiliated Computer Services, Class A *	2,900	148
Alliance Data Systems *	1,400	57
Analysts International *	5,700	20
AnswerThink *§	1,320	5
Automatic Data Processing	13,700	575
BearingPoint *§	4,800	35
BISYS Group *	3,600	54
CACI International, Class A *§	700	44
Ceridian *	3,100	60
Certegy	1,700	65
Checkfree *	2,400	82
CIBER *§	4,100	33
Cognizant Technology Solutions *	3,900	184
Computer Sciences *	4,500	197
Convergys *	3,100	44
CSG Systems International *	1,900	36
DST Systems *	2,200	103
EFunds *	1,706	31
Electronic Clearing House *§	1,900	17
Electronic Data Systems	11,400	219
First Data	20,651	829
Fiserv *	4,375	188
Forrester Research *§	2,300	41
Global Payments	880	60
Hewitt Associates, Class A *§	2,680	71
Igate Capital *	5,700	20
Indus International *	900	2
Inforte §	700	2
Intelligroup *§	200	0
Intrado *§	700	10
Iron Mountain *	2,975	92
Keane *§	1,456	20
Lightbridge *	1,678	10
Management Network Group *§	4,400	10
Maximus	900	32
Medquist *§	600	8
MPS Group *	3,200	30
Paychex	8,587	279
Pegasus Solutions *§	2,350	26
Perot Systems, Class A *	2,500	36
RightNow Technologies *§	2,400	29
Sabre Holdings §	3,200	64
Safeguard Scientifics *§	4,100	5
Sapient *§	5,500	44
Startek §	1,000	16
SunGard Data Systems *	6,100	215
Sykes Enterprises *§	1,100	10
Syntel §	1,200	19
Titan *	2,200	50
Total System Services §	4,600	111
Unisys *	7,500	47
		4,427
Office Electronics 0.1%
Xerox *	19,700	272
Zebra Technologies *	1,650	72
		344
Semiconductor & Semiconductor Equipment 2.9%
Actel *	1,900	26
Advanced Energy Industries *§	3,400	27
Advanced Micro Devices *§	8,200	142
Agere Systems *§	3,578	43
Altera *	8,600	170
AMIS Holdings *	1,900	25
Amkor Technology *§	8,200	37
Analog Devices	8,300	310
Applied Materials	38,478	623
Applied Micro Circuits *	8,642	22
Atheros Communications *§	4,700	38
Atmel *	10,600	25
ATMI *§	1,500	44
Axcelis Technologies *	2,114	14
Broadcom, Class A *	7,400	263
Brooks-Pri Automation *	1,000	15
Cabot Microelectronics *§	964	28
CEVA *§	1,666	10
Cirrus Logic *§	6,200	33
Cognex	1,300	34
Cohu	1,600	32
Conexant Systems *	10,416	17
Credence Systems *§	1,300	12
Cymer *§	800	21
Cypress Semiconductor *§	2,800	35
Diodes *§	1,450	45
DSP Group *	900	21
Entegris *	2,700	27
ESS Technology *§	2,100	9
Fairchild Semiconductor, Class A *	2,600	38
FEI *§	1,300	30
Freescale Semiconductor, Class B *	6,066	128
Helix Technology	1,400	19
Integrated Circuit Systems *	1,500	31
Integrated Device Technology *	2,300	25
Integrated Silicon Solution *§	3,600	27
Intel	149,890	3,906
International Rectifier *	1,900	91
Intersil Holding, Class A	2,796	52
KLA-Tencor	5,100	223
Kopin *§	6,500	33
Kulicke & Soffa *§	2,800	22
Lam Research *	3,900	113
Lattice Semiconductor *	4,800	21
Linear Technology	7,200	264
LSI Logic *§	8,306	71
LTX *§	4,700	23
Mattson Technology *§	4,100	29
Maxim Integrated Products	7,721	295
Micrel *§	2,800	32
Microchip Technology	5,064	150
Micron Technology *	14,300	146
Microsemi *	2,100	39
MIPS Technologies *§	4,800	35
MKS Instruments *	1,113	19
Monolithic System Technology *§	1,400	7
Mykrolis *§	2,441	35
Nanometrics *§	1,500	19
National Semiconductor	8,900	196
Novellus Systems *	3,400	84
NVIDIA *	3,700	99
Omnivision Technologies *§	2,000	27
ON Semiconductor *	5,600	26
Pericom Semiconductor *§	3,100	25
Pixelworks *§	3,000	26
Power Integrations *§	700	15
QuickLogic *§	6,700	24
Rambus *§	2,100	28
RF Micro Devices *§	5,300	29
Rudolph Technologies *	1,600	23
Semitool *	2,500	24
Semtech *	1,600	27
Silicon Laboratories *§	1,700	45
Silicon Storage Technology *	2,400	10
Sipex *§	1,600	3
Skyworks Solutions *§	3,479	26
STATS ChipPAC ADR *§	271	2
Teradyne *	4,200	50
Texas Instruments	40,200	1,128
Transmeta *§	22,200	14
TriQuint Semiconductor *§	3,890	13
Varian Semiconductor Equipment *	1,000	37
Veeco *§	700	11
Virage Logic *§	7,800	80
Vitesse Semiconductor *§	6,300	13
Xilinx	8,500	217
Zoran *§	1,614	21
		10,394
Software 3.6%
Activision *	5,366	89
Adobe Systems,	11,600	332
Advent Software *	1,300	26
Agile Software *§	1,300	8
Altiris *§	600	9
Ansoft *§	2,400	58
Ansys *	2,000	71
Aspen Technology *§	2,900	15
Atari *§	2,700	7
Autodesk	5,300	182
BEA Systems *	8,400	74
BMC Software *	5,000	90
Borland Software *	3,100	21
Cadence Design Systems *	6,400	87
Citrix Systems *	3,600	78
Computer Associates	13,431	369
Compuware *§	8,400	60
E.piphany *	7,225	25
Electronic Arts *	7,300	413
Embarcadero *§	900	5
EPlus *	1,800	21
Evans & Sutherland Computer *§	2,200	11
FactSet Research Systems §	1,050	38
Fair Isaac	2,072	76
FileNet *	1,400	35
Hyperion Solutions *	870	35
Informatica *	5,200	44
Internet Security Systems *	2,500	51
Intuit *	4,400	198
Jack Henry & Associates	2,200	40
JDA Software Group *	2,700	31
Kronos *	1,000	40
Macromedia *	1,580	60
Macrovision *	2,100	47
Manhattan Associates *§	1,500	29
Manugistics Group *§	8,800	16
MapInfo *	1,600	17
McAfee *	3,337	87
Mentor Graphics *	4,000	41
Mercury Interactive *	2,400	92
Micromuse *	5,900	33
Microsoft	254,050	6,311
Midway Games *§	2,839	31
Moldflow *	1,300	17
Motive *	600	6
Napster *§	6,313	27
NAVTEQ *	2,300	86
NetIQ *	2,468	28
NetScout Systems *§	2,200	14
Novell *§	8,734	54
Nuance Communications *§	1,200	5
ONYX Software *§	4,450	16
Open Solutions *§	1,400	28
OPNET Technologies *§	2,200	18
Oracle *	120,500	1,591
Parametric Technology *	5,500	35
Progress Software *	1,800	54
Quality Systems §	1,600	76
Quest Software *	2,900	40
Red Hat *§	14,500	190
Renaissance Learning §	800	16
Reynolds & Reynolds, Class A	1,400	38
RSA Security *	2,600	30
Salesforce.com *§	6,900	141
Secure Computing *	3,600	39
SERENA Software *§	1,700	33
Siebel Systems §	11,800	105
Sybase *§	2,210	41
Symantec *	15,400	335
Synopsys *	3,270	55
THQ *§	1,250	37
TIBCO Software *	4,700	31
Ulticom *§	1,100	12
VERITAS Software *	9,575	234
Verity *§	3,800	33
Viewpoint Corporation *§	7,600	13
WatchGuard Technologies *§	6,300	25
Wind River Systems *	2,772	43
Witness Systems *§	1,400	26
		12,975
Total Information Technology		53,326

MATERIALS 3.0%
Chemicals 1.6%
A. Schulman	600	11
Air Products and Chemicals	5,300	320
Airgas	1,600	40
American Pacific *	100	1
Arch Chemicals §	600	15
Cabot	1,100	36
Calgon Carbon §	3,000	27
Chemtura	5,200	74
Cytec Industries	900	36
Dow Chemical	22,099	984
DuPont	23,109	994
Eastman Chemical	2,200	121
Ecolab	5,900	191
Engelhard	3,200	91
Ferro	1,600	32
FMC *	1,500	84
Georgia Gulf §	1,400	43
Great Lakes Chemical	1,100	35
H.B. Fuller	1,100	37
Hawkins Chemical §	1,300	16
Hercules *	4,400	62
Huntsman *	5,100	103
International Flavors & Fragrances	2,100	76
Kronos Worldwide §	1,768	53
Lubrizol	1,400	59
Lyondell Chemical	6,635	175
MacDermid	1,200	37
Minerals Technologies	500	31
Monsanto	6,480	407
Mosaic *	10,100	157
NL Industries	2,300	35
OMNOVA Solutions *	3,500	16
PPG Industries	4,000	251
Praxair	7,600	354
Rohm & Haas	5,200	241
RPM	2,300	42
Scotts Miracle Gro *	700	50
Sensient Technologies	1,000	21
Sigma Aldrich	1,500	84
Spartech	900	16
Symyx Technologies *§	700	20
Terra Nitrogen *	2,600	72
Valhi §	4,000	70
Valspar §	1,200	58
W. R. Grace *§	1,500	12
		5,690
Construction Materials 0.1%
Eagle Materials §	766	71
Headwaters *§	1,900	65
Lafarge	1,800	112
Martin Marietta Materials	1,300	90
Vulcan Materials	2,400	156
		494
Containers & Packaging 0.3%
Aptargroup	800	41
Ball	3,000	108
Bemis	2,400	64
Caraustar *§	1,900	20
Chesapeake Corp.	1,700	35
Crown Cork & Seal *	5,500	78
Longview Fibre	1,400	29
Myers Industries	3,260	41
Owens-Illinois *	3,300	83
Packaging Corp. of America	2,000	42
Pactiv *	4,000	86
Rock-Tenn, Class A	2,000	25
Sealed Air *	1,900	95
Smurfit-Stone Container *	5,690	58
Sonoco Products	1,900	50
Temple-Inland	2,400	89
		944
Metals & Mining 0.6%
AK Steel *§	3,600	23
Alcoa	20,920	547
Allegheny Technologies	2,750	61
Carpenter Technology	1,100	57
Coeur d'Alene Mines *§	7,900	29
Commercial Metals	3,000	71
Freeport McMoRan Copper Gold, Class B §	4,300	161
Hecla Mining *§	6,300	29
Meridian Gold *	3,400	61
Mittal Steel §	1,462	35
Newmont Mining	9,800	382
Nucor §	4,300	196
Phelps Dodge	2,228	206
Quanex	800	42
Royal Gold §	1,900	38
Southern Peru Copper	2,700	116
Steel Dynamics §	1,700	45
Stillwater Mining *§	2,805	21
USX-U.S. Steel Group	2,800	96
Worthington Industries §	3,400	54
		2,270
Paper & Forest Products 0.4%
Badger Paper Mills *	979	4
Bowater	1,400	45
Buckeye Technologies *	2,900	23
FiberMark *	13,600	0
Georgia-Pacific	5,940	189
International Paper	11,484	347
Louisiana Pacific	3,300	81
MeadWestvaco	4,252	119
Neenah Paper §	854	26
P. H. Glatfelter	2,100	26
Pope & Talbot	900	10
Potlatch §	1,200	63
Schweitzer Mauduit	1,000	31
Wausau Paper	3,400	41
Weyerhaeuser	4,800	306
		1,311
Total Materials		10,709

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.2%
Alltel	7,600	473
AT&T	18,223	347
Atlantic Tele Network	1,400	40
BellSouth	42,500	1,129
Centurytel §	3,175	110
Cincinnati Bell *	9,348	40
Citizens Communications	7,340	99
Commonwealth Telephone Enterprises	1,100	46
Covista Communications *	3,500	3
CT Communications	1,700	22
D&E Communications §	2,849	28
General Communications, Class A *	4,600	45
IDT *	1,700	23
Level 3 Communications *§	15,000	30
MCI *§	7,300	188
NTL *	2,200	151
Panamsat Holding §	2,000	41
Qwest Communications International *§	39,925	148
SBC Communications	77,097	1,831
Sprint	34,100	856
Time Warner Telecom, Class A *§	3,300	20
US LEC, Class A *§	7,600	18
Verizon Communications	64,060	2,213
		7,901
Wireless Telecommunication Services 0.5%
@Road *§	4,600	12
Alamosa Holdings *§	5,000	69
American Tower Systems, Class A *§	5,600	118
Boston Communications Group *§	1,500	3
Centennial Communications *§	5,800	81
Crown Castle International *	4,800	98
Metro One Telecommunications *§	6,850	5
Nextel Communications, Class A *	26,400	853
Nextel Partners, Class A *	5,000	126
NII Holdings, Class B *§	1,600	102
Price Communications *§	2,285	40
SpectraSite *	1,600	119
SunCom Wireless Holdings *	3,600	8
Telephone & Data Systems §	1,200	49
Telephone & Data Systems (Special Shares)	1,200	46
U. S. Cellular *	1,800	90
Ubiquital *§	2,100	17
US Unwired, Class A *§	3,000	17
Western Wireless, Class A *	2,300	97
Wireless Facilities *§	2,500	16
		1,966
Total Telecommunication Services		9,867

UTILITIES 3.3%
Electric Utilities 1.9%
Allegheny Energy *§	3,900	98
ALLETE	1,033	52
Alliant	2,200	62
Ameren	3,600	199
American Electric Power	8,440	311
CenterPoint Energy	7,100	94
Central Vermont Public Service §	1,300	24
CH Energy Group §	1,000	49
CiNergy	4,200	188
Cleco	2,000	43
Consolidated Edison §	4,800	225
DPL	3,400	93
DQE §	1,700	32
DTE Energy	3,749	175
Edison International	6,800	276
El Paso Electric *	2,200	45
Empire District Electronics	1,100	26
Entergy	4,800	363
Exelon	16,024	823
FirstEnergy	7,560	364
FPL Group	8,400	353
Great Plains Energy §	2,200	70
Hawaiian Electric Industries §	1,900	51
IdaCorp	1,900	58
Madison Gas and Electric §	1,100	40
Northeast Utilities	2,900	60
NSTAR	2,400	74
Otter Tail §	1,800	49
PG&E	10,100	379
Pinnacle West Capital	2,300	102
Potomac Electric Power	4,300	103
PPL	4,300	255
Progress Energy	5,230	237
Public Service of New Mexico	1,850	53
Reliant Resources *	6,937	86
Sierra Pacific Resources *§	5,600	70
Southern Company	17,700	614
Teco Energy §	4,000	76
Unisource Energy	1,800	55
United Illuminating	1,000	54
Westar Energy	1,900	46
XCEL Energy §	9,330	182
		6,609
Gas Utilities 0.4%
Atmos Energy	2,500	72
Cascade Natural Gas §	1,000	21
Equitable Resources	1,400	95
KeySpan	4,000	163
Laclede Gas §	1,100	35
National Fuel Gas Company	2,800	81
NICOR §	1,500	62
NiSource	6,808	168
ONEOK	3,000	98
Peoples Energy §	1,300	56
Piedmont Natural Gas Company §	2,900	70
Questar	2,500	165
Southern Union	3,110	76
UGI	3,000	84
Washington Gas Light	1,200	40
		1,286
Independent Power Producers & Energy Traders 0.5%
AES *	15,855	260
Black Hills	700	26
Calpine *§	9,800	33
Constellation Energy Group	3,600	208
Duke Energy	22,000	654
Dynegy, Class A *§	13,436	65
NRG Energy *§	2,300	86
TXU	7,100	590
		1,922
Multi-Utilities 0.5%
Aquila *§	9,000	32
Avista	2,000	37
CMS Energy *	5,100	77
Dominion Resources	7,420	545
Energy East	3,400	99
MDU Resources Group	2,300	65
OGE Energy	1,900	55
Public Service Enterprise	5,500	334
Puget Energy	2,700	63
SCANA	2,468	105
Sempra Energy	5,851	242
Vectren	2,300	66
Wisconsin Energy	2,200	86
WPS Resources §	1,200	67
		1,873
Water Utilities 0.0%
Aqua America	3,043	91
California Water Service Group §	1,100	41
		132
Total Utilities		11,822
Total Common Stocks (Cost $298,808)		349,000

CONVERTIBLE PREFERRED STOCKS 0.0%

Simon Property Group §	390	24
Total Convertible Preferred Stocks (Cost $21)		24

SECURITIES LENDING COLLATERAL 9.1%

Money Market Trust 9.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.194% #	32,581,795	32,582
Total Securities Lending Collateral (Cost $32,582)		32,582

SHORT-TERM INVESTMENTS 2.5%

Money Market Fund 2.3%
T. Rowe Price Reserve Investment Fund, 3.14% #†	8,080,892	8,081
		8,081
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 2.602%, 7/7/05 ++	650,000	650
		650
Total Short-Term Investments (Cost $8,731)		8,731

FUTURES CONTRACTS 0.0%

Variation margin receivable (payable) on open Futures Contracts (2)	(48)
Total Futures Contracts	(48)

Total Investments in Securities
109.1% of Net Assets (Cost $340,142)	$390,289

(1)	Denominated in U.S. dollars unless other-
wise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at
June 30, 2005 – See Note 2
++	All or a portion of this security is pledged
to cover margin requirements on futures
contracts at June 30, 2005
†	Affiliated company – See Note 4
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at June 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 9 S&P 500 contracts,
$160 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	$2,690	$(20)
Long, 73 S&P Mini 500 contracts,
$260 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	4,364	(35)
Long, 2 S&P Mid-Cap 400 contracts,
$30 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	688	9
Long, 1 Russell 2000 contracts,
$15 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	322	10
Long, 10 Russell 2000 Emini contracts,
$30 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	643	17
Long, 2 S&P Mid-Cap 400 Emini contracts,
$5 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	138	1
Net payments (receipts) of variation
margin to date			(30)
Variation margin receivable (payable)
on open futures contracts			$(48)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
Affiliated companies (cost $8,081)	$8,081
Non-affiliated companies (cost $332,061)	382,208

Total investments in securities	390,289
Dividends and interest receivable	406
Receivable for shares sold	359
Other assets	10

Total assets	391,064

Liabilities
Payable for shares redeemed	449
Obligation to return securities lending collateral	32,582
Due to affiliates	175

Total liabilities	33,206

NET ASSETS	$357,858

Net Assets Consist of:
Undistributed net investment income (loss)	$2,410
Undistributed net realized gain (loss)	(20,873)
Net unrealized gain (loss)	50,178
Paid-in-capital applicable to 27,971,466 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	326,143

NET ASSETS	$357,858

NET ASSET VALUE PER SHARE	$12.79

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS
($ 000s)

6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Dividend	$2,880
Securities lending	36
Interest	7

Total income	2,923
Investment management and administrative expense	696

Net investment income (loss)	2,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	(408)
Futures	119

Net realized gain (loss)	(289)

Change in net unrealized gain (loss)
Securities	(1,752)
Futures	(222)

Change in net unrealized gain (loss)	(1,974)

Net realized and unrealized gain (loss)	(2,263)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(36)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)

	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,227	$4,589
Net realized gain (loss)	(289)	(937)
Change in net unrealized gain (loss)	(1,974)	34,387

Increase (decrease) in net assets from operations	(36)	38,039

Distributions to shareholders
Net investment income	–	(4,406)

Capital share transactions *
Shares sold	31,586	72,310
Distributions reinvested	–	4,165
Shares redeemed	(29,708)	(48,072)
Redemption fees received	1	12

Increase (decrease) in net assets from capital
share transactions	1,879	28,415

Net Assets
Increase (decrease) during period	1,843	62,048
Beginning of period	356,015	293,967

End of period	$357,858	$356,015

(Including undistributed net investment income of
$2,410 at 6/30/05 and $183 at 12/31/04)

*Share information
Shares sold	2,517	6,090
Distributions reinvested	–	330
Shares redeemed	(2,363)	(4,056)

Increase (decrease) in shares outstanding	154	2,364

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2005, the value of loaned securities was $31,553,000; aggregate collateral consisted of $32,582,000 in the money market pooled trust and U.S. government securities valued at $17,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $10,399,000 and $7,413,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $20,274,000 of unused capital loss carryforwards, of which $6,052,000 expire in 2009, $13,059,000 expire in 2010, and $1,163,000 expire in 2012.

At June 30, 2005, the cost of investments for federal income tax purposes was $340,142,000. Net unrealized gain aggregated $50,178,000 at period-end, of which $84,244,000 related to appreciated investments and $34,066,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $113,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2005 and December 31, 2004 was $8,081,000 and $7,086,000, respectively.

As of June 30, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 152,943 shares of the fund, representing less than 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3- and 5-year periods as well as the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s single fee rate was generally below the median management fee rate and expense ratio for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005